Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (341,784)	$ (310,734)	$ (453,879)	$ (91,891)
Change in operating assets and liabilities:
Prepaid rent			7,000	(7,000)
Increase (decrease) in credit payable			(2,000)	2,000
Increase in account payable			30,820	223,672
Increase (decrease) payroll and direct deposit liabilities			(153)	15,257
Accounts receivable		$ (12,000)
Employee advances	$ (9,900)
Prepaid expenses and other current assets	(3,684)
Security deposit	(6,400)
Payroll liabilities	(18,474)	$ (18,627)
Accounts payable and accrued liabilities	1,683	400
NET CASH USED IN OPERATING ACTIVITIES	(378,559)	$ (340,961)	(418,212)	$ 142,038
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received in recapitalization	4,676
NET CASH PROVIDED BY INVESTING ACTIVITIES	4,676
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Foundation loans	34,600	$ 37,000
Payments to Foundation loans	(43,400)	(29,000)
Proceeds from line of credit	63,368	20,000	34,981
Proceeds from loan payable			16,100	$ 30,000
Payments to line of credit	(30,848)	$ (19,000)
Proceeds from sale of common stock	334,003
Proceeds from issuance of convertible debt	100,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	457,723	$ 9,000	51,081	30,000
NET INCREASE (DECREASE) IN CASH	83,840	(331,961)	(367,131)	172,038
CASH, beginning of year/period	100,760	467,891	467,891	295,853
CASH, end of year/period	184,600	135,930	100,760	467,891
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	$ 1,517	$ 895	$ 1,435	$ 500
Income taxes